Cover	Jul. 03, 2023
Cover [Abstract]
Entity Registrant Name	HEALTHCARE AI ACQUISITION CORP.
Entity Central Index Key	0001848861
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 03, 2023
Entity Ex Transition Period	false
Entity File Number	001-41145
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1585450
Entity Address Address Line 1	8 The Green
Entity Address Address Line 2	Ste 15614
Entity Address City Or Town	Dover
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19901
City Area Code	917
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	446-0469
Security 12b Title	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	HAIA
Security Exchange Name	NASDAQ